Vessels, Port Terminal and Other Fixed Assets, Net - Navios Logistics (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	May 18, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jun. 03, 2016 USD ($)
Property Plant And Equipment [Line Items]
Purchase price obligation	$ 0		$ 17,617
Payments for construction in process	36,589		86,911	$ 26,713
Repayments of obligations under capital leases	12,374		3,032	1,501
Vessels, port terminals and other fixed assets, net	1,809,225		1,821,101
Prepaid expenses and other current assets	27,383		28,896
Other long term assets	4,856		2,647
Gain on sale of assets	$ 1,064		0	$ 0
Ferni H
Property Plant And Equipment [Line Items]
Vessel Capacity	16,871 dwt	16,871 dwt
San San H
Property Plant And Equipment [Line Items]
Vessel Capacity	16,871 dwt	16,871 dwt
Ferni H and San San H
Property Plant And Equipment [Line Items]
Repayments of obligations under capital leases			3,032
Vessel acquisition cost						$ 11,239
Three new pushboats, price per each
Property Plant And Equipment [Line Items]
Total purchase price								$ 7,344
Payments for construction in process	$ 30,708		16,156
Date of expected delivery	February 2018	February 2018
Expansion of its dry port
Property Plant And Equipment [Line Items]
Payments for construction in process			120,735
Capitalized interest costs	$ 9,971		$ 6,862
Vessels, port terminals and other fixed assets, net	137,357
River and estuary tanker
Property Plant And Equipment [Line Items]
Total purchase price	14,854				€ 12,400
Payments for construction in process	$ 6,141
Date of expected delivery	Q2 2018	Q2 2018
Capitalized interest costs	$ 205
River and estuary tanker | Maximum
Property Plant And Equipment [Line Items]
Amount financed by third party	$ 7,427	€ 6,200
River and estuary tanker | Shipbuilder
Property Plant And Equipment [Line Items]
Percentage financed by third party	50.00%	50.00%
Formosa and San Lorenzo
Property Plant And Equipment [Line Items]
Vessel sale price							$ 1,109
Prepaid expenses and other current assets	$ 318
Other long term assets	500
Gain on sale of assets	1,075
Covers for Dry Barges
Property Plant And Equipment [Line Items]
Total purchase price	1,115
Payments for construction in process	$ 629